SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Apr. 10, 2026	Jun. 30, 2025 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥6.7851 = US$1.00, the approximate exchange rate prevailing on June 30, 2026.	The translation has been made at the rate of ¥6.7851 = US$1.00, the approximate exchange rate prevailing on June 30, 2026.
Short-term investments	¥ 9,000,000		¥ 3,599,211		$ 1,327,174
Accrued interest income from short-term investment	5,007	$ 738	17,411
Prepaid consideration for acquisition of noncontrolling interest | $					2,900,000
Deferred offering cost	300,000		2,529,724		50,000.00
Impairment loss	0		0
Investment income	0		0
Contract assets and contract liabilities from contracts with customers
Contract costs, net	25,059,648		53,547,408		3,693,335
Revenue recognized	3,634,649	535,681	761,824	¥ 1,489,311
Accumulated impairment	0
Exchange rate						6.8649
Third Parties
Contract assets and contract liabilities from contracts with customers
Contract liabilities	1,669,736		4,719,255	¥ 1,820,481	246,089		$ 695,532
Revenue recognized	3,634,649	$ 535,681	¥ 761,824
Related Parties
Contract assets and contract liabilities from contracts with customers
Contract liabilities	¥ 400,000				$ 58,953
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years				3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years				2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years				10 years
Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years				10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years				20 years
Utilities and Facilities | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years				5 years
Utilities and Facilities | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years				20 years
Leasehold improvement
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment, Estimated Useful Lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember				us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember